Goodwill and Intangible Assets Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010
Goodwill activity:
Balance at beginning of year	$ 1,489.1	$ 1,475.0
Foreign currency translation	(6.1)	5.2
Business acquisitions	19.7	8.6
Other	(49.4)	0.3
Balance at end of year	1,453.3	1,489.1
MC Si Hai
Goodwill activity:
Balance at end of year	9.6
Canada
Goodwill [Line Items]
Purchase Accouting Historical Costs Corrections	6.3
Goodwill activity:
Balance at beginning of year	748.6
Balance at end of year	689.5
Discount Rate Of Fair Value Estimates For Reporting Units	9.00%
United Kingdom
Goodwill activity:
Balance at beginning of year	731.4
Balance at end of year	746.1
Discount Rate Of Fair Value Estimates For Reporting Units	9.50%
MCI
Goodwill activity:
Balance at end of year	17.7	9.1
CHINA
Goodwill activity:
Discount Rate Of Fair Value Estimates For Reporting Units	16.00%
BRI
Goodwill [Line Items]
Purchase Accouting Historical Costs Corrections	$ 55.7